Operations (Tables)	12 Months Ended
Dec. 31, 2025
Principles of Consolidation and Investments in Subsidiaries
Investments in subsidiaries
			Interest % roudend
			12/31/2025		12/31/2024		12/31/2023
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ultra Mobilidade S.A. (1)	Brazil	Ipiranga	100	-	100	-	100	-
Centro de Conveniências Millennium Ltda. and subsidiaries (2)	Brazil	Ipiranga	-	-	-	100	-	100
am/pm Comestíveis Ltda. (3)	Brazil	Ipiranga	-	100	-	-	-	-
Glazed Brasil S.A. (“Krispy Kreme”)	Brazil	Ipiranga	-	55	-	-	-	-
Centro de Conveniências Millennium Ltda. and subsidiaries (2)	Brazil	Ipiranga	-	100	-	-	-	-
Neodiesel Ltda.(13)	Brazil	Ipiranga	-	100	-	100	-	-
Serra Diesel Transportador Revendedor Retalhista Ltda.(14)	Brazil	Ipiranga	-	60	-	60	-	60
Neoagro Diesel S.A. (4)	Brazil	Ipiranga	-	60	-	-	-	-
Mi TRR Transportadora Retalhista e Revendedora de Combustíveis S.A. (5)	Brazil	Ipiranga	-	51	-	-	-	-
Petrovila Combustíveis S.A. (6)	Brazil	Ipiranga	-	60	-	-	-	-
Ipiranga Produtos de Petróleo S.A.(15)	Brazil	Ipiranga	-	100	-	100	100	-
am/pm Comestíveis Ltda. (3)	Brazil	Ipiranga	-	-	-	100	-	100
Glazed Brasil S.A. (“Krispy Kreme”)(16)	Brazil	Ipiranga	-	-	-	55	-	-
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Icorban – Correspondente bancário Ltda.(17)	Brazil	Ipiranga	-	-	-	-	-	100
Tropical TransportesIpiranga Ltda. (18)	Brazil	Ipiranga	-	-	-	-	-	100
Irupé Biocombustíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Trading North America LLC.(19)	United States	Ipiranga	-	100	-	100	-	-
Ipiranga Trading Middle East DMCC	Dubai	Ipiranga	-	100	-	100	-	-
Ipiranga Trading Europe S.A.(19)	Switzerland	Ipiranga	-	100	-	100	-	-
Eaí Clube Automobilista S.A. (7)	Brazil	Ipiranga	-	-	-	100	100	-
Abastece Aí Participações S.A. (8)	Brazil	Ipiranga	-	-	-	100	-	100
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda. (8)	Brazil	Ipiranga	-	-	-	100	-	100
Abastece Aí Participações S.A. (8)	Brazil	Ipiranga	-	100	-	-	-	-
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda. (8)	Brazil	Ipiranga	-	100	-	-	-	-
Companhia Ultragaz S.A.	Brazil	Ultragaz	99	-	99	-	-	99
Ultragaz Participações Ltda.(20)	Brazil	Ultragaz	-	-	-	-	100	-
Ultragaz Energia Ltda. and subsidiaries	Brazil	Ultragaz	-	100	-	100	-	100
Nova Paraná Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
NEOgás do Brasil Gás Natural Comprimido S.A.	Brazil	Ultragaz	-	100	-	100	-	100
WTZ Participações S.A. (9)	Brazil	Ultragaz	-	-	-	52	-	-
Ultragaz Comercializadora de Energia Ltda. (9)	Brazil	Ultragaz	-	52	-	-	-	-
Ultragaz Energia e Corretagem de Seguros Ltda. (9)	Brazil	Ultragaz	-	100	-	-	-	-
UVC Investimentos Ltda.	Brazil	Others	100	-	100	-	100	-
UVC - Fundo de investimento em participações multiestratégia investimento no exterior (21)	Brazil	Others	-	-	-	-	-	100
Ultra Logística Ltda.(22)	Brazil	Hidrovias	100	-	100	-	100	-
Hidrovias do Brasil S.A. (10)	Brazil	Hidrovias	-	59	-	-	-	-
Hidrovias do Brasil – Vila do Conde S.A.	Brazil	Hidrovias	-	100	-	-	-	-
Hidrovias do Brasil – Cabotagem Ltda. (11)	Brazil	Hidrovias	-	-	-	-	-	-
Hidrovias do Brasil – Administração Portuária de Santos S.A.	Brazil	Hidrovias	-	100	-	-	-	-
Hidrovias del Sur S.A.	Uruguay	Hidrovias	-	100	-	-	-	-
Baloto S.A.	Uruguay	Hidrovias	-	100	-	-	-	-
Girocantex S.A.	Uruguay	Hidrovias	-	100	-	-	-	-
Cikelsol S.A.	Uruguay	Hidrovias	-	100	-	-	-	-
Resflir S.A.	Uruguay	Hidrovias	-	100	-	-	-	-
Hidrovias del Paraguay S.A.	Paraguay	Hidrovias	-	100	-	-	-	-
Pricolpar S.A.	Paraguay	Hidrovias	-	100	-	-	-	-
Hidrovias Navegación Fluvial S.A.	Paraguay	Hidrovias	-	100	-	-	-	-
Hidrovias South America BV	Netherlands	Hidrovias	-	100	-	-	-	-
Hidrovias International Finance S.à.r.l.	Luxembourg	Hidrovias	-	100	-	-	-	-
Ultracargo Logística S.A. (12)	Brazil	Ultracargo	-	-	-	99	-	99
Ultracargo Soluções Logísticas S.A.	Brazil	Ultracargo	-	-	-	100	-	100
Ultracargo Logística S.A. (12)	Brazil	Ultracargo	99	-	-	-	-	-
Ultracargo Soluções Logísticas S.A.	Brazil	Ultracargo	-	100	-	-	-	-
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
Imaven Imóveis Ltda.	Brazil	Others	100	-	100	-	100	-
Eaí Clube Automobilista S.A.(7)	Brazil	Others	100	-	-	-	-	-

(1)	On January 2, 2025, the name of subsidiary Ultrapar Mobilidade Ltda. was changed to Ultra Mobilidade S.A.
(2)	In January, 2025, indirect subsidiary Centro de Conveniências Millenium and subsidiaries started being directly controlled by am/pm Comestíveis Ltda.
(3)	In January, 2025, indirect subsidiary am/pm Comestíveis Ltda. started being directly controlled by Ultra Mobilidade S.A.
(4)	Company established on May 5, 2025, engaged in the wholesale trade of fuel carried out by carrier-reseller-retailer (TRR).
(5)	In July 2025, subsidiary Neodiesel Ltda. became the controlling shareholder of Mi TRR Transportadora retalhista e revendedora de combustíveis S.A. (“Mi TRR”).
(6)	In December 2025, subsidiary Neodiesel acquired a 60% interest in Petrovila Combustíveis S.A. (“Petrovila”).
(7)	On January 2, 2024, direct subsidiary Eaí Clube Automobilista S.A. started to be controlled by Ipiranga. In December 2025, indirect subsidiary Eaí Clube Automobilista S.A. started to be directly controlled by Ultrapar.
(8)	In December 2025, indirect subsidiaries Abastece Aí Participações and Abastece Aí Clube Automobilista Instituição de Pagamento started to be directly controlled by Ipiranga.
(9)	On September 1, 2024, the Company, through its subsidiary Companhia Ultragaz S.A., acquired a 52% interest in Wtz Participações S.A. In August 2025, WTZ Participações S.A. was merged into Ultragaz Comercializadora de Energia Ltda., formerly Exponencial Energia Ltda. In July 2025, Ultragaz Energia e Corretagem started being controlled by Ultragaz Comercializadora de Energia Ltda.
(10)	In May 2025, subsidiary Ultra Logística Ltda. became the controlling shareholder of Hidrovias. For further details, see Note 27.b.
(11)	The information on Hidrovias do Brasil – Cabotagem is presented as Discontinued Operation according to Note 28.
(12)	In January 2025, indirect subsidiary Ultracargo Logística S.A started being directly controlled by Ultrapar.
(13)	Company established on May 16, 2024 with the purpose of holding interests in other companies.
(14)	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
(15)	On January 2, 2024, direct subsidiary Ipiranga Produtos de Petróleo S.A. (“Ipiranga”) became controlled by Ultrapar Mobilidade Ltda.
(16)	Company (“Krispy Kreme”) established on March 8, 2024, engaged in the wholesale and retail trade, manufacture, storage, export and import of natural and industrialized food products.
(17)	On August 1, 2024, the merger of the company into Ipiranga was approved.
(18)	On November 1, 2024, the merger of the company into Ipiranga was approved.
(19)

Companies established as Ipiranga’s subsidiaries in foreign countries (Ipiranga Trading North America LLC. established on February 28, 2024, Ipiranga Trading Europe S.A. established on January 12, 2024), engaged in the commercial representation, trade, export and import of fuels.

(20)	On August 1, 2024, the merger of the company into Companhia Ultragaz S.A. was approved, which became direct subsidiary of Ultrapar.
(21)	On December 10, 2024, the Company transferred your total shares to UVC Investimentos Ltda.
(22)	On February 19, 2024, the name of subsidiary Ultracargo Operações Logísticas e Participações Ltda. was changed to Ultrapar Logística Ltda. On April 30, 2025, the name of subsidiary Ultrapar Logística Ltda. was changed to Ultra Logística Ltda.